Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended
	Feb. 29, 2012	Sep. 30, 2011	Jul. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2012 Subsequent events
Subsequent Events
Common stock placed (in shares)	256,875	349,444	572,222	17,858	2,368,576					259,000
Proceeds from private placement offering, net of transaction costs	$ 2,061	$ 2,838	$ 4,597	$ 99	$ 11,917	$ 2,068	$ 183	$ 7,627	$ 11,917	$ 2,100